Financial Instruments - Schedule of Adjusted Net Cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 4,495,645	R$ 2,446,990	R$ 968,342	R$ 297,929
Short-term investments	1,993,037	8,128,058
Accounts receivable from card issuers	19,286,590	16,307,155
Derivative financial instruments	210,280	24,992
Adjusted cash	25,985,552	26,907,195
Accounts payable to clients	(15,723,331)	(8,848,038)
Loans and financing	(5,861,760)	(1,534,239)
Obligations to FIDC quota holders	(2,227,174)	(4,134,791)
Derivative financial instruments liabilities	(23,244)	(16,233)
Adjusted debt	(23,835,509)	(14,533,301)
Adjusted net cash	R$ 2,150,043	R$ 12,373,894